Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Summary Of Significant Accounting Policies
Summary of significant accounting policies

Note 2	Summary of significant accounting policies
The principal accounting policies applied in preparing these interim consolidated financial statements are outlined below. These policies have been consistently applied to all years presented to date.
2.1    Basis of preparation
The unaudited interim condensed consolidated financial statements as at June 30, 2025 and for the six months ended June 30, 2025 and June 30, 2024, have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the IASB authorizing the presentation of selected explanatory notes.
In consequence, these interim consolidated financial statements must be read in conjunction with the consolidated annual financial statements for the year ended December 31, 2024.
The preparation of financial statements in conformity with IFRS as issued by the IASB and as adopted by the European Union (EU) requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying its accounting policies.
The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
The unaudited interim condensed consolidated financial statements of the Company were approved and authorized for issuance by the Board of Directors after review by the Audit, Compliance and Risk Committee on August 11, 2025.
2.2    Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB and adopted by the European Union whose application has been mandatory since January 1, 2025

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	March 31, 2025	none
The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued but not mandatory as at January 1, 2025.

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
The Group has not adopted any of the above standards, interpretations or amendments that have been issued, but are not yet effective. Such standards are not currently expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions, except for IFRS 18 for which the
Group is currently assessing the impact in future reporting periods.